Notes Payable (Narrative) (Details) - USD ($)					1 Months Ended							3 Months Ended		12 Months Ended
	Aug. 15, 2019	Aug. 06, 2019	Jul. 02, 2019	Apr. 01, 2019	Aug. 29, 2019	Jun. 18, 2019	May 28, 2019	Apr. 29, 2019	Mar. 28, 2019	Feb. 22, 2019	Jan. 16, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Debt Instrument [Line Items]
Notes Payable														$ 1,607
Interest rate												5.50%		6.00%
Debt maturity												Dec. 31, 2019
Interest accretion												$ 228,933
Unexercised warrants outstanding												$ 77,342		$ 77,342
Unexercised warrants price per share												$ 4
Expiration period												36 months
Exercise price												$ 1.325
Outstanding warrants expired												between March 27, 2022 and April 1, 2022
Bank [Member]
Debt Instrument [Line Items]
Interest rate												3.10%		2.10%
Debt maturity												Dec. 31, 2019		Dec. 31, 2018
Unsecured note payble [Member]
Debt Instrument [Line Items]
Notes Payable												$ 150,000
Financial Institution [Member]
Debt Instrument [Line Items]
Notes Payable												$ 724
Debt maturity												Jul. 31, 2020
Financial Institution [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes Payable												$ 263
Interest rate												4.50%
Debt maturity												Jul. 31, 2019
Financial Institution [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes Payable												$ 461
Interest rate												4.75%
Convertible notes [Member]
Debt Instrument [Line Items]
Notes Payable											$ 382,000
Debt discount											$ 38,200
Interest rate											12.00%
Debt maturity											Jul. 31, 2019
Interest expense												$ 60,268
Interest accretion												228,933
Percentage of lowest traded price											70.00%
Conversion price											$ 3
Convertible notes [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued											92,271
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Notes Payable										$ 200,000
Debt discount										$ 20,000
Interest rate										5.00%
Percentage of lowest traded price										70.00%
Conversion price										$ 3
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Notes Payable									$ 225,000
Available borrowings												56,250
Amounts withdraw									112,500
Debt discount									$ 20,000
Interest rate									10.00%
Debt maturity									Mar. 31, 2020
Percentage of lowest traded price									70.00%
Conversion price									$ 3
Convertible Notes Payable Two [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued									25,000
Convertible Notes Payable Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									110.00%
Convertible Notes Payable Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									125.00%
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Notes Payable				$ 225,000
Available borrowings												$ 112,500
Debt discount				$ 25,000
Interest rate				10.00%
Debt maturity				Apr. 30, 2020
Percentage of lowest traded price				70.00%
Convertible Notes Payable Three [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued				25,000
Convertible Notes Payable Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage				110.00%
Convertible Notes Payable Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage				125.00%
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Notes Payable								$ 1,325,000
Debt discount								$ 92,750
Interest rate								8.00%
Debt maturity								Apr. 30, 2020
Prepayment penalties, percentage								120.00%
Percentage of lowest traded price								75.00%
Conversion price								$ 2.75
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Notes Payable							$ 322,580
Debt discount							$ 22,580
Interest rate							8.00%
Debt maturity							May 31, 2020
Prepayment penalties, percentage							120.00%
Percentage of lowest traded price							75.00%
Conversion price							$ 2.75
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Notes Payable						$ 366,120
Debt discount						$ 27,120
Interest rate						8.00%
Debt maturity						May 31, 2020
Prepayment penalties, percentage						120.00%
Percentage of lowest traded price						75.00%
Convertible Notes Payable Seven [Member]
Debt Instrument [Line Items]
Notes Payable			$ 165,000
Debt discount			$ 16,500
Interest rate			8.00%
Debt maturity			Jul. 31, 2020
Prepayment penalties, percentage			120.00%
Percentage of lowest traded price			75.00%
Convertible Notes Payable Eight [Member]
Debt Instrument [Line Items]
Notes Payable	$ 225,000
Debt discount	$ 15,000
Interest rate	6.00%
Debt maturity	Aug. 31, 2020
Prepayment penalties, percentage	120.00%
Percentage of lowest traded price	75.00%
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Notes Payable		$ 220,000
Debt discount		$ 20,000
Interest rate		12.00%
Debt maturity		Aug. 31, 2020
Prepayment penalties, percentage		120.00%
Percentage of lowest traded price		75.00%
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Notes Payable					$ 234,726
Debt discount					$ 16,376
Interest rate					8.00%
Debt maturity					Aug. 31, 2020
Prepayment penalties, percentage					120.00%
Percentage of lowest traded price					75.00%